RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of sensitivity to changes in interest rates
The following table shows the sensitivity to changes in interest rates:

	2022		2021
AS AT DEC. 31 US$ MILLIONS	50 bps increase	50 bps decrease	50 bps increase	50 bps decrease
Impact on profit and loss	$121	$(127)	$(143)	$222
Impact on equity	91	(95)	(148)	227

Disclosure of external credit ratings for cash and cash equivalents and investments
The following table summarizes the external credit ratings for investments and reinsurance funds withheld:

AS AT DEC.31, 2022 US$ MILLIONS	AAA	AA	A	BBB	BB and below	Unrated	Total
Bonds	$1,094	$2,014	$6,517	$6,057	$1,464	$—	$17,146
Asset-backed securities	218	205	629	414	133	3	1,602
Private debt	—	—	133	—	—	123	256
Preferred shares	—	—	2	30	3	38	73
Private loans	—	—	4	18	411	739	1,172
Mortgage loans	—	—	1,583	2,370	1,827	150	5,930
Reinsurance funds withheld	925	278	1,136	2,427	144	700	5,610
Total exposure to credit risk	$2,237	$2,497	$10,004	$11,316	$3,982	$1,753	$31,789

AS AT DEC.31, 2021 US$ MILLIONS	AAA	AA	A	BBB	BB and below	Unrated	Total
Bonds	$500	$48	$1,450	$1,209	$188	$—	$3,395
Asset-backed securities	12	7	51	61	37	—	168
Private debt	—	—	—	—	—	137	137
Preferred shares	—	—	7	—	2	10	19
Private loans	—	—	60	55	188	265	568
Mortgage loans	—	—	—	—	—	188	188
Reinsurance funds withheld	819	228	891	2,484	135	93	4,650
Total exposure to credit risk	$1,331	$283	$2,459	$3,809	$550	$693	$9,125

Carrying value of debt securities and loans and receivables
The carrying value of debt securities and loans and receivables by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

AS AT DEC. 31 US$ MILLIONS	2022		2021
United States	$21,721	83%	$2,826	64%
Canada	1,836	7%	1,352	30%
Other	2,602	10%	278	6%
Total	$26,159	100%	$4,456	100%

The carrying value of debt securities and loans and receivables by sector and industry is shown in the following table:

AS AT DEC. 31 US$ MILLIONS	2022		2021
Financials	$5,096	19%	$649	15%
Utilities	1,333	5%	196	4%
Industrials	1,158	4%	199	4%
Energy	1,714	7%	752	17%
Real estate	6,589	25%	391	9%
Consumer	1,824	7%	187	4%
Information technology	975	4%	310	7%
Others	7,470	29%	1,772	40%
Total	$26,159	100%	$4,456	100%

Disclosure of expected maturity profile
The following table sets out the expected maturity profile of the company’s financial liabilities:

AS AT DEC.31, 2022 US$ MILLIONS	Within 1 year	1-3 years	4-5 years	Over 5 years	Total
Future policy benefits	$1,078	$2,142	$1,793	$10,758	$15,771
Policyholders' account balances	1,288	2,576	1,717	8,729	14,310
Policy and contract claims	162	321	214	1,089	1,786
Unearned premium reserve	99	195	130	662	1,086
Due to related party	294	3	2	10	309
Reinsurance payable	16	36	19	19	90
Derivative liabilities	38	—	—	—	38
Other policyholder funds	29	58	39	196	322
Notes payable	11	62	6	72	151
Corporate borrowings	1,810	—	350	—	2,160
Subsidiary borrowings	—	—	1,000	492	1,492
Deferred revenue	5	8	7	58	78
Liabilities issued to reinsurance entities	—	—	—	151	151
Funds withheld liabilities	10	—	—	—	10
Preferred shares	—	—	—	2,512	2,512
Other liabilities	395	235	47	54	731
Separate account liabilities	95	188	125	637	1,045
Total	$5,330	$5,824	$5,449	$25,439	$42,042

AS AT DEC.31, 2021 US$ MILLIONS	Within 1 year	1-3 years	4-5 years	Over 5 years	Total
Future policy benefits	$368	$769	$792	$6,568	$8,497
Due to related party	467	—	—	—	467
Reinsurance payable	21	14	15	25	75
Derivatives	1	—	—	—	1
Corporate borrowings	656	37	—	—	693
Deferred revenue	4	7	7	64	82
Liabilities issued to reinsurance entities	—	—	—	167	167
Funds withheld liabilities	12	—	—	—	12
Other liabilities	64	—	—	—	64
Total	$1,593	$827	$814	$6,824	$10,058

Disclosure of sensitivity to insurance risk
The following table shows the sensitivity to changes in longevity risk. These sensitivities reflect the impact of any applicable ceded reinsurance arrangements.

	Mortality Rate		Mortality Improvement
AS AT DEC.31, 2022 US$ MILLIONS	5% Increase	5% Decrease	50% Increase	50% Decrease
Impact on profit and loss	$21	$(22)	$(26)	$26
Impact on equity	21	(22)	(26)	26

	Mortality Rate		Mortality Improvement
AS AT DEC.31, 2021 US$ MILLIONS	5% Increase	5% Decrease	50% Increase	50% Decrease
Impact on profit and loss	$10	$(9)	$(12)	$13
Impact on equity	10	(9)	(12)	13

Disclosure of risk of changes in mortality
The following table shows the impact on the overall liability to changes in mortality (as described in PRT sensitivity) and changes to investment yields:

	Mortality Rate		Yield
AS AT DEC.31, 2022 US$ MILLIONS	10% Increase	10% Decrease	50 bps Increase	50 bps Decrease
Impact on profit and loss	$(1)	$2	$(10)	$10
Impact on equity	(1)	2	(10)	10

	Mortality Rate		Yield
AS AT DEC.31, 2021 US$ MILLIONS	10% Increase	10% Decrease	50 bps Increase	50 bps Decrease
Impact on profit and loss	$(1)	$1	$(11)	$12
Impact on equity	(1)	1	(11)	12

Disclosure of impact of applicable ceded reinsurance arrangements
The following table shows the sensitivity to changes in insurance risk. These sensitivities reflect the impact of any applicable ceded reinsurance arrangements.

	Mortality Rate		Lapse Rate
AS AT DEC.31, 2022 US$ MILLIONS	3% Increase	3% Decrease	5% Increase	5% Decrease
Impact on profit and loss	$(86)	$86	$(45)	$45
Impact on equity	(86)	86	(45)	45